Premises And Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2012
Premises And Equipment, Net [Abstract]
Summary Of The Carrying Value Of Banking Premises And Equipment

	2012	2011
	(Dollars in thousands)
Land	$9,337	$8,684
Building and improvements	63,684	53,822
Furniture, fixtures and equipment	41,304	38,069
	114,325	100,575
Less accumulated depreciation	56,559	52,152
	$57,766	$48,423

Schedule Of Future Minimum Rental Commitments

2013	$1,247
2014	1,116
2015	993
2016	906
2017	874
Thereafter	7,188
$12,324